			Exhibit 99.2
CEI FUNDING LLC SEMIANNUAL SERVICER CERTIFICATE

Pursuant to Section 4.01(d)(iii) of the Phase-In-Recovery Property Servicing Agreement, dated as of June 20, 2013 (the “Servicing Agreement”), between The Cleveland Electric Illuminating Company, as servicer and CEI Funding LLC, the Servicer does hereby certify, for the Current Payment Date, as follows:

Capitalized terms used herein have their respective meanings as set forth in the Servicing Agreement. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement.
1. Phase-In-Recovery Charge Collections and Aggregate Amounts Available for the Current Payment Date:

i.	January Partial Amount Remitted:	$317,187.51
ii.	February Amount Remitted:	$625,457.64
iii.	March Amount Remitted:	$562,248.12
iv.	April Amount Remitted:	$628,557.85
v.	May Amount Remitted:	$593,249.80
vi.	June Amount Remitted:	$547,868.80
vii.	July Partial Amount Remitted:	$326,276.64
viii.	Total Amount Remitted for this Period January 13, 2024 through July 12, 2024 (sum of i. through vii. above):	$3,600,846.36
ix.	Net Earnings on Subaccounts:	$80,278.99
x.	Expenses Paid to Date:	$—
xi.	General Subaccount Balance Before Current Payment is Made (sum of viii. and ix. above minus x.):	$3,681,125.35
xii.	Excess Funds Subaccount Balance Before Current Payment is Made:	$166,405.50
xiii.	Capital Subaccount Balance Before Current Payment is Made:	$1,160,230.00
xiv.	Collection Account Balance (sum of xi. Through xiii. Above):	$5,007,760.85

2. Outstanding Principal Balance as of Prior Payment Date by Tranche:
i.	Tranche A-1 Principal Balance Outstanding Bond:	$—
ii.	Tranche A-2 Principal Balance Outstanding Bond:	$—
iii.	Tranche A-3 Principal Balance Outstanding Bond:	$58,125,769.57
iv.	Total Bond Principal Balance:	$58,125,769.57

3. Required Funding/Payments as of Current Payment Date:

a) Projected Payments and Resulting Principal Balances
		Projected	Semiannual
		Principal Balance	Principal Due
i.	Tranche A-1 Bond	$—	$—
ii.	Tranche A-2 Bond	$—	$—
iii	Tranche A-3 Bond	$55,605,530.28	$2,520,239.29
iv.	Total Projected Principal Amount:	$55,605,530.28	$2,520,239.29

b) Required Interest Payments
		Bond	Days in	Interest
		Interest Rate	Applicable Period	Due
i.	Tranche A-1 Bond	0.67900%	180	$—
ii.	Tranche A-2 Bond	1.72600%	180	$—
iii.	Tranche A-3 Bond	3.45000%	180	$1,002,669.53
iv.	Total Required Interest Amount:			$1,002,669.53

c) Projected Subaccount Payments and Levels
Subaccount:		Required Capital Level	Funding Required
i.	Capital Subaccount:	$1,160,230.00	$—
ii	Total Subaccount Levels:	$1,160,230.00	$—

4. Allocation of Remittances as of Current Payment Date Pursuant to Section 8.02(e) of Bond Indenture:

a) Semiannual Expenses
Net Expense Amount (Payable on Current Payment Date):
i.	Bond, Delaware and Certificate Trustee Fees and Expenses allocable to Bond Issuer:	$—
ii.	Semiannual Servicing Fee:	$116,023.00
iii.	Semiannual Administration Fee:	$26,077.00
iv.	Operating Expenses:	$96,651.14
v.	CAT Tax:	$9,878.05
vi.	Total Expenses:	$248,629.19

b) Semiannual Interest
		Aggregate	Per $1000 of Original
			Principal Amount
i.	Tranche A-1 Bond	$—	$—
ii.	Tranche A-2 Bond	$—	$—
iii.	Tranche A-3 Bond	$1,002,669.53	$9.72
iv.	Total Semiannual Interest:	$1,002,669.53

c) Semiannual Principal
		Aggregate	Per $1000 of Original
			Principal Amount
i.	Tranche A-1 Bond	$—	$—
ii.	Tranche A-2 Bond	$—	$—
iii.	Tranche A-3 Bond	$2,520,239.29	$24.43
iv.	Total Semiannual Principal:	$2,520,239.29

d) Other Payments
i.	Trustee Operating Expenses (in excess of $100,000):	$—
ii.	Unpaid Operating Expenses:	$—
iii.	Funding of Capital Subaccount (to required Capital Levels):	$—
iv.	Unpaid and Accrued Return on Capital Account:	$—
v.	Return on Capital Account:	$39,738.00
vi.	Reimbursement of Servicer of Certain Indemnity Amounts Paid to Trustee:	$—
vii.	Deposits to Excess Funds Subaccount:	$—

5. Outstanding Principal Balance and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such payment date):

a) Principal Balance Outstanding:
i.	Tranche A-1 Principal Balance Outstanding Bond:	$—
ii.	Tranche A-2 Principal Balance Outstanding Bond:	$—
iii.	Tranche A-3 Principal Balance Outstanding Bond:	$55,605,530.28
iv.	Total Bond Principal Balance:	$55,605,530.28

b) Collection Account Balances:
Balance After Payment Date
i.	Capital Subaccount	$1,160,230.00
ii.	Excess Funds Subaccount:	$36,254.84
iii.	Total Subaccount Balance:	$1,196,484.84

6. Subaccount Draws as of Current Payment Date (if applicable, pursuant to Section 8.02(f) of Bond Indenture):
i.	Capital Subaccount:	$—
ii.	Excess Funds Subaccount:	$130,150.66
iii.	Total Subaccount Draws:	$130,150.66

7. Shortfalls in Interest and Principal Payments as of Current Payment Date (if applicable):

a) Semiannual Interest Shortfall
i.	Tranche A-1 Bond	$—
ii.	Tranche A-2 Bond	$—
iii.	Tranche A-3 Bond	$—
iv.	Total Semiannual Interest Shortfall:	$—

b) Semiannual Principal Shortfall
i.	Tranche A-1 Bond	$—
ii.	Tranche A-2 Bond	$—
iii.	Tranche A-3 Bond	$—
iv.	Total Semiannual Principal Shortfall:	$—

8. Shortfalls in Required Subaccount Levels as of Current Payment Date:
i.	Capital Subaccount:	$—
ii.	Total Subaccount Shortfalls:	$—

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IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semiannual Servicer Certificate this 12th day of July, 2024.

THE CLEVELAND ELECTRIC ILLUMINATING COMPANY, as Servicer

By:	/s/ Steven R. Staub
Name: Steven R. Staub
Title: Vice President and Treasurer